Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 271,925	₩ 273,460	₩ 270,571
Interest expense	(293,854)	(263,389)	(263,579)
Total	(353,980)	215,095	(38,610)
Other comprehensive income (loss) for the year	(2,194)	165,567	23,255
Reclassified to profit or loss from other comprehensive income (loss) for the year	(95,421)	(136,583)
Interest expense	(41,469)	(36,651)	(44,091)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(4,046)
Gain (loss) foreign currency transaction	24	(2)
Gain (loss) on disposal		2,136	799
Gain (loss) on valuation	30,031	42,447	119
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	(1,291)	(6,208)	1,141
Gain (loss) on valuation	(17,237)	(7,206)	(161,003)
Other comprehensive income (loss) for the year	(23,957)	(3,112)	(81,671)
Reclassified to profit or loss from other comprehensive income (loss) for the year	15,195	6,722	107,786
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(275,302)	(232,197)	(220,945)
Gain (loss) foreign currency transaction	(34,574)	(3,580)	(10,717)
Gain (loss) on foreign currency translation	(168,577)	(201,623)	141,849
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(41,469)	(36,650)	(44,091)
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	144,505	74,937	55,742
Gain (loss) foreign currency transaction	23,824	12,826	(19,244)
Gain (loss) on foreign currency translation	(2,151)	2,911	(3,895)
Gain (loss) on disposal	(81)	35	138
Gain (loss) on valuation	(132,102)	(110,286)	(140,474)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	6,008	3,673	6,548
Dividend income	4,600	21,499	4,379
Gain (loss) foreign currency transaction	13,711	17,794
Gain (loss) on foreign currency translation	1,100		(38)
Gain (loss) on disposal	2,347	29,974	(329)
Gain (loss) on valuation	(29,282)	64,659	59,044
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	190,281	222,290	227,736
Dividend income	9,522	1,365	56
Gain (loss) on disposal	(62,183)	(22,712)	(8,152)
Gain (loss) on valuation	(61)
Other comprehensive income (loss) for the year	(158,574)	129,780	41,997
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	27,628		6,050
Gain (loss) on valuation	150,699	203,961	(2,707)
Other comprehensive income (loss) for the year	88,048	144,967	(2,373)
Reclassified to profit or loss from other comprehensive income (loss) for the year	₩ (110,616)	₩ (143,305)	₩ 3,645